CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 73,393	$ 102,599	$ 15,800
Prepaid Expenses	8,861	9,450	$ 6,000
Loan origination costs	4,535	3,473
Total current assets	86,789	115,522	$ 21,800
Property and equipment, net	3,999	5,109	3,689
Total assets	90,788	120,631	25,489
Current liabilities:
Accounts Payable	299,449	147,491	122,334
Accounts payable, related parties	45,733	25,299	39,872
Accrued interest	11,983	721	$ 3,298
Convertible notes payable, net of discounts of $105,465 and $71,621 at September 30, 2015 and December 31, 2014, respectively	129,135	$ 14,879
Notes payable, related parties	30,000		$ 109,000
Total current liabilities	516,300	$ 188,390	274,504
Total liabilities	$ 516,300	$ 188,390	$ 274,504
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 300,000,000 shares authorized, 26,324,183 and 21,757,175 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	$ 263	$ 218	$ 184
Additional paid in capital	10,162,611	8,127,649	6,535,913
Accumulated deficit	(10,588,376)	$ (8,195,626)	$ (6,785,112)
Less: subscription receivable, 1,000,000 and -0- shares of common stock at September 30, 2015 and December 31, 2014, respectively	(10)
Total stockholders' equity (deficit)	(425,512)	$ (67,759)	$ (249,015)
Total liabilities and stockholders' equity (deficit)	$ 90,788	$ 120,631	$ 25,489